Pensions and other post-retirement benefits - Narrative (Details) £ in Millions	1 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2022 plan	Jan. 31, 2023 GBP (£)	Mar. 31, 2023 GBP (£) plan	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 GBP (£)	Jun. 14, 2021 GBP (£) plan
Disclosure of defined benefit plans [line items]
Employer contributions			£ 284	£ 300
National Grid Electricity Distribution
Disclosure of defined benefit plans [line items]
Pension scheme, combined assets						£ 7,662
Pension assets						£ 566
UK | Pensions
Disclosure of defined benefit plans [line items]
Recovery plan payments to be paid			60
Employer contributions, excluding recovery plan payments			74	83	£ 50
Employer contributions			£ 197	167
Weighted average duration of defined benefit obligation			12 years
UK | Pensions | National Grid Electricity Distribution
Disclosure of defined benefit plans [line items]
Number of defined benefit plans | plan						4
US | Top of range
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay			10.00%
Defined contribution plan, employer core contribution as a percent of salary			9.00%
Defined contribution plan, employer matching contribution, percent of match			50.00%
US | Bottom of range
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay			8.00%
Defined contribution plan, employer core contribution as a percent of salary			3.00%
Defined contribution plan, employer matching contribution, percent of match			25.00%
US | Pensions
Disclosure of defined benefit plans [line items]
Number of defined benefit plans | plan			4
Employer contributions			£ 76	116
Annuity buyout transaction, number of defined benefit plans | plan	3
Weighted average duration of defined benefit obligation			12 years
US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Employer contributions			£ 11	17
Weighted average duration of defined benefit obligation			13 years
National Grid UK Retirement Plan (NGUKRP) | UK | Top of range
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay			12.00%
Western Power Pension Scheme (WPPS) | UK | Top of range
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay			10.00%
Western Power Pension Scheme (WPPS) | Forecast | UK | Top of range
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay			12.00%
NGUKPS Section A | UK | Pensions
Disclosure of defined benefit plans [line items]
Value of security arrangements			£ 186
Defined benefit plan, short-term loan		£ 125
NGEG of ESPS | UK | Pensions
Disclosure of defined benefit plans [line items]
Maximum additional amounts payable			500
Plan assets
Disclosure of defined benefit plans [line items]
Employer contributions			284	300
Plan assets | UK | Pensions
Disclosure of defined benefit plans [line items]
Employer contributions			197	167
Plan assets | US | Pensions
Disclosure of defined benefit plans [line items]
Employer contributions			76	116
Plan assets | US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Employer contributions			£ 11	£ 17